Note 11 - Financial Risk Management - Currency Risk (Details) $ in Thousands	Dec. 31, 2019 USD ($)
MEXICO
Statement Line Items [Line Items]
Cash	$ 189
Accounts receivable	56
Prepaid	9
Investments
Accounts payable	(105)
Lease obligations
Net assets exposure	149
Country of domicile [member]
Statement Line Items [Line Items]
Cash	100
Accounts receivable	28
Prepaid
Investments	1,408
Accounts payable	(452)
Lease obligations	(541)
Net assets exposure	$ 543